Inventories - Schedule (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)
Inventories
Current portion: - Consumables and supplies	¥ 45,879	$ 7,237	¥ 44,257
Non-current portion: - Processing costs capitalized in donated umbilical cord blood	95,163	15,012	91,446
Total current and non-current inventories	141,042	22,249	135,703
Consumables and supplies
Inventories
Current portion: - Consumables and supplies	45,879	7,237	44,257
Processing costs capitalized in donated umbilical cord blood
Inventories
Non-current portion: - Processing costs capitalized in donated umbilical cord blood	¥ 95,163	$ 15,012	¥ 91,446